Note 18 - Other (Income) Expense (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2019	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Sale of Productive Assets	$ 262
Gain (Loss) on Disposition of Assets	$ 166		$ 0	$ (166)
Contract with Customer, Liability, Revenue Recognized			0	909
R. I. Mind Group Ltd. [Member]
Contract with Customer, Liability		$ 2,500	0
Contract with Customer, Liability, Revenue Recognized		$ 500	$ 0	$ 459